Exhibit 99.5

Rebuttal Findings 01.14.2026

Seller:

Deal ID:

Total Loan Count: 1036

Loans by Grade in Population
Loan Grade	Count	Percentage
1	822	79.34%
2	88	8.49%
3	126	12.16%

Trade Summary
Loan Status	Count	Percentage
Review Complete	908	87.64%
In Rebuttal	128	12.36%

Rebuttal Findings 01.14.2026

Seller:

Deal ID:

Total Loan Count: 1036

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	222	219	219	127	95	0	0	127	0	87	8
2	2	0	0	2	0	0	0	0	0	2	0
1	2884	0	0	2884	0	0	0	0	0	0	2884

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	10	8	0	2	3	0	2
Security Instrument - Inaccurate	4	4	0	0	2	0	0
Security Instrument - Incomplete	3	1	0	2	1	0	2
Security Instrument - Name Discrepancy	2	2	0	0	0	0	0
Compliance Finding - Other	1	1	0	0	0	0	0
Credit	3	3	0	0	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
DTI Calculation	1	1	0	0	0	0	0
Valuation	211	211	0	0	124	0	87
Appraisal - Value is not supported within a 10% variance	211	211	0	0	124	0	87